Financial Derivative Contracts and Hedge Accounting - Schedule of Effective Portion Generated by Cash Flow Derivatives Recorded in Statement of Changes in Equity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	$ 3,065	$ (6,792)	$ 11,289
Ineffective Portion		(144)	(416)
Loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion		(3,698)	13,963
Ineffective Portion		(516)	2,032
Commercial loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion		1,135	1,270
Ineffective Portion		289	270
Time deposits [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion		(4,275)	(158)
Ineffective Portion		91
Current bonds [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion			(3,829)
Ineffective Portion			(2,718)
Interbank loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion		(3,019)	$ 43
Ineffective Portion		$ (8)